Equity - Summary of Dividends Paid (Detail) - USD ($) $ / shares in Units, $ in Thousands								12 Months Ended
	Jan. 28, 2022	May 28, 2021	Jan. 29, 2021	May 29, 2020	Jan. 24, 2020	May 17, 2019	Jan. 25, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Dividends [Line Items]
Dividends Paid								$ 922,168	$ 876,685	$ 893,416
2018 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid							$ 76,900
Dollar per Share							$ 0.00134
2018 | Final Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid						$ 403,652
Dollar per Share						$ 0.00703
2019 [Member] | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid					$ 123,254
Dollar per Share					$ 0.00162
2019 [Member] | Final Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid				$ 683,789
Dollar per Share				$ 0.00899
2020 | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid			$ 72,992
Dollar per Share			$ 0.00096
2020 | Final Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid		$ 339,607
Dollar per Share		$ 0.00317
2021 [Member] | Interim Dividends [Member]
Disclosure Of Dividends [Line Items]
Dividends Paid	$ 93,319
Dollar per Share	$ 0.00087